Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation.
Schedule of weighted average assumptions used

	2018	2019	2020
Expected volatility	57.30%	Not applicable	Not applicable
Weighted average volatility	57.30%	Not applicable	Not applicable
Expected dividends	—	Not applicable	Not applicable
Risk-free rate	3.10%	Not applicable	Not applicable
Contractual term (in years)	10	Not applicable	Not applicable
Enterprise value	US$0.65	Not applicable	Not applicable

Schedule of stock option activity

				Weighted average	Remaining	Aggregated
	Employees	Consultants	Total	exercise price	contractual life	intrinsic value
	(in thousands)	(in thousands)	(in thousands)	US$		RMB
Outstanding at January 1, 2017	18,892	1,637	20,529	0.43	1.39	9,975
Granted	60	—	60	0.42	—	—
Exercised	—	—	—	—	—	—
Forfeited	(1,877)	—	(1,877)	0.94	—	—
Outstanding at December 31, 2017	17,075	1,637	18,712	0.37	0.72	8,951
Granted	205	—	205	1.00	—	—
Exercised	—	—	—	—	—	—
Forfeited	(3,443)	—	(3,443)	0.12	—	—
Replaced by restricted shares	(13,837)	(1,637)	(15,474)	(0.43)	—	—
Outstanding at December 31, 2018, 2019 and 2020	—	—	—	—	—	—
Exercisable as of December 31, 2017	10,606	1,424	12,030	0.28	0.39	5,293
Exercisable as of December 31, 2018, 2019 and 2020	—	—	—	—	—	—

Schedule of restricted shares

	Number of restricted	Weighted-Average
	shares	Grant-Date Fair Value
		US$
Outstanding as of January 1, 2018	—	—
Granted	24,407,184	1.595
Vested	(12,917,926)	1.595
Outstanding as of December 31, 2018	11,489,258	1.595
Granted	11,527,950	1.440
Forfeit	(733,764)	1.593
Vested	(13,070,570)	1.623
Outstanding as of December 31, 2019	9,212,874	1.364
Granted	3,890,000	0.382
Forfeit	(3,186,301)	1.587
Vested	(2,998,978)	1.406
Outstanding as of December 31, 2020	6,917,595	0.692